Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2015
Distribution of Net Revenue by Geographical Area
a)  The distribution of net revenue by geographical area was as follows:

	Year ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(in thousands)
Ireland	$429,631	$360,376	$272,683
Rest of Europe	330,487	372,634	333,543
U.S.	650,941	605,815	582,250
Other	163,919	164,491	147,582
Total	$1,574,978	$1,503,316	$1,336,058

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	(in thousands)
Ireland	$189,035	$138,185	$81,811
Rest of Europe	38,166	14,481	2,831
U.S.	45,320	39,058	29,472
Other	9,015	10,626	7,053
Total	$281,536	$202,350	$121,167

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	(in thousands)
Ireland	$189,035	$138,185	$82,867
Rest of Europe	38,166	23,277	6,269
U.S.	45,320	39,058	33,564
Other	9,015	10,626	7,500
Total	$281,536	$211,146	$130,200

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2015	2014
	(in thousands)
Ireland	$101,736	$95,574
Rest of Europe	7,334	10,419
U.S.	34,520	33,978
Other	6,628	8,214
Total	$150,218	$148,185

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	(in thousands)
Ireland	$22,100	$20,731	$19,826
Rest of Europe	11,055	7,478	6,595
U.S.	20,106	20,491	16,233
Other	4,416	3,842	3,860
Total	$57,677	$52,542	$46,514

Distribution of Total Assets by Geographical Area
f)    The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2015	2014
	(in thousands)
Ireland	$664,754	$495,747
Rest of Europe	343,733	324,086
U.S.	641,769	648,559
Other	68,647	60,458
Total	$1,718,903	$1,528,850

Distribution of Capital Expenditures by Geographical Area
g) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	(in thousands)
Ireland	$30,900	$15,117	$3,976
Rest of Europe	1,916	2,278	1,887
U.S.	15,256	12,224	20,842
Other	1,658	3,160	2,783
Total	$49,730	$32,779	$29,488

Clients Representing Company's Net Revenue
h) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December 31,		December 31,		December 31,
	2015		2014		2013

Client A	31%		31%		26%

Client B	-	*	-	*	10%

* Net revenue did not exceed 10%.

Distribution of Interest Income by Business Segment
i) The distribution of interest income by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	(in thousands)
Ireland	$102	$284	$355
Rest of Europe	1,151	798	501
U.S.	4	-	-
Other	49	69	130
Total	$1,306	$1,151	$986

Distribution of Tax Charge by Geographical Area
j) The distribution of the income tax charge by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	(in thousands)
Ireland	$21,795	$18,384	$11,073
Rest of Europe	8,007	2,855	(7)
U.S.	3,580	4,860	5,072
Other	5,929	4,149	1,915
Total	$39,311	$30,248	$18,053